Lease Commitments, Rent Expense, and Contingent Liabilities Sales Recourse Obligations (Details) (10-K) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Balance at beginning of period	$ 15	$ 18	$ 15	$ 24	$ 24	$ 5	$ 5
Recourse losses	0	0	0	(5)	(2)	0	0
Provision for recourse obligations, net of recoveries	1	0	1	1	(7)	19	0
Balance at end of period	$ 14	$ 18	$ 14	$ 18	$ 15	$ 24	$ 5